Derivative Instruments and Hedging (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table presents a summary of our interest rate derivatives entered into over each applicable period:

	Three Months Ended March 31,
	2020		2019
Interest rate caps:
Notional amount (in thousands)	$432,000	(1)	$385,000	(1)
Strike rate low end of range	3.00%		3.50%
Strike rate high end of range	4.00%		4.00%
Effective date range	January 2020		January 2019 - March 2019
Termination date range	February 2021 - February 2022		March 2021 - February 2022
Total cost (in thousands)	$63		$295

Interest rate floors:
Notional amount (in thousands)	$—	(1)	$6,000,000	(1)
Strike rate low end of range			1.63%
Strike rate high end of range			1.63%
Effective date range			January 2019
Termination date range			March 2020
Total cost (in thousands)	$—		$225
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(1)	These instruments were not designated as cash flow hedges.
We held interest rate instruments as summarized in the table below:

	March 31, 2020		December 31, 2019
Interest rate caps:
Notional amount (in thousands)	$3,836,740	(1)	$3,799,740	(1)
Strike rate low end of range	1.50%		1.50%
Strike rate high end of range	5.22%		5.22%
Termination date range	April 2020 - February 2022		February 2020 - February 2022
Aggregate principle balance on corresponding mortgage loans (in thousands)	$3,659,581		$3,666,331

Interest rate floors: (2)
Notional amount (in thousands)	$6,025,000	(1)	$12,025,000	(1)
Strike rate low end of range	(0.25)%		(0.25)%
Strike rate high end of range	1.25%		1.63%
Termination date range	April 2020 - November 2021		March 2020 - November 2021
_______________

(1)	These instruments were not designated as cash flow hedges.
(2)
Cash collateral is posted by us as well as our counterparties. We offset the fair value of the derivative and the obligation/right to return/reclaim cash collateral.

The following table presents a summary of our interest rate derivatives entered into over each applicable period:

	Year Ended December 31,
	2019		2018		2017
Interest rate caps:
Notional amount (in thousands)	$1,051,050	(1)	$3,614,618	(1)	$2,539,700	(1)
Strike rate low end of range	1.50%		1.50%		1.50%
Strike rate high end of range	4.88%		5.71%		5.84%
Effective date range	January 2019 - November 2019		January 2018 - November 2018		February 2017 - October 2017
Termination date range	June 2020 - February 2022		January 2019 - November 2020		February 2018 - November 2019
Total cost (in thousands)	$1,112		$3,143		$871

Interest rate floors:
Notional amount (in thousands)	$6,000,000	(1)	$12,025,000	(1)	$10,750,000	(1)
Strike rate low end of range	1.63%		1.25%		1.00%
Strike rate high end of range	1.63%		2.00%		1.50%
Effective date range	January 2019		July 2018 - November 2018		September 2017 - December 2017
Termination date range	March 2020		September 2019 - November 2021		March 2019 - June 2019
Total cost (in thousands)	$225		$432		$388
_______________

(1)	These instruments were not designated as cash flow hedges
We held interest rate instruments as summarized in the table below:

	December 31, 2019		December 31, 2018
Interest rate caps:
Notional amount (in thousands)	$3,799,740	(1)	$3,953,718	(1)
Strike rate low end of range	1.50%		1.50%
Strike rate high end of range	5.22%		5.71%
Termination date range	February 2020 - February 2022		January 2019 - November 2020
Aggregate principle balance on corresponding mortgage loans (in thousands)	$3,666,331		$3,521,872

Interest rate floors: (2)
Notional amount (in thousands)	$12,025,000	(1)	$28,775,000	(1)
Strike rate low end of range	(0.25)%		(0.25)%
Strike rate high end of range	1.63%		2.00%
Termination date range	March 2020 - November 2021		March 2019 - November 2021
_______________

(1)	These instruments were not designated as cash flow hedges
(2)
Cash collateral is posted by us as well as our counterparties. We offset the fair value of the derivative and the obligation/right to return/reclaim cash collateral.